March 28, 2012

Securities and Exchange Commission

OFIS Filer Support – Mail Stop 0-7

SEC Operations Center

6432 General Green Way

Alexandria, VA 22312-2413

Re:	J. C. Penney Company, Inc. 2012 Definitive Proxy Materials

Ladies and Gentlemen:

Pursuant to Rule 101 of Regulation S-T, I am hereby filing electronically on the Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system, on behalf of J. C. Penney Company, Inc. (the “Company”), one copy of the Company’s 2012 Definitive Proxy Statement (including forms of proxy) and Notice of Annual Meeting of Stockholders. Copies of the proxy materials are also being provided to the New York Stock Exchange.

If the J. C. Penney Company, Inc. 2012 Long-Term Incentive Plan is approved by stockholders at the 2012 Annual Meeting, the Company will file a Registration Statement on Form S-8 relating to the registration of 7,000,000 shares of jcpenney Common Stock of 50¢ par value for issuance in connection with the Plan.

If any member of the Commission Staff has any questions regarding the enclosed documents or any matter related thereto, please call the undersigned collect at (972) 431-4446.

Very truly yours,

/s/ Brandy L. Treadway

Brandy L. Treadway

Senior Counsel

Enclosures